RELATED PARTY TRANSACTIONS AND BALANCES (Details 2)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Operating Leases, Rent Expense	¥ 1,664,128	$ 245,540	¥ 1,323,170	¥ 1,325,780
Monthly Payment [Member]
Operating Leases, Rent Expense	¥ 1,680,000	$ 0.25
Yin Shenping [Member] | Nanjing Recon [Member]
Lessee, Operating Lease, Period of Contract	July 10, 2014 - March 31, 2018	July 10, 2014 - March 31, 2018
Yin Shenping [Member] | Nanjing Recon [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense	¥ 60,000	$ 8,853
Yin Shenping [Member] | Recon BJ [Member]
Lessee, Operating Lease, Period of Contract	July 1, 2016 - June 30, 2018	July 1, 2016 - June 30, 2018
Yin Shenping [Member] | Recon BJ [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense	¥ 10,000	$ 1,475
Chen Guangqiang [Member] | Bhd [Member]
Lessee, Operating Lease, Period of Contract	January 1, 2015 - December 31, 2017	January 1, 2015 - December 31, 2017
Chen Guangqiang [Member] | Bhd [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense	¥ 22,500	$ 3,320
Mr Chen Family Member [Member] | Bhd [Member]
Lessee, Operating Lease, Period of Contract	January 1, 2015 - December 31, 2017	January 1, 2015 - December 31, 2017
Mr Chen Family Member [Member] | Bhd [Member] | Monthly Payment [Member]
Operating Leases, Rent Expense	¥ 47,500	$ 7,009